Commitments and contingent liabilities - Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and contingent liabilities
Tax contingency related to transfer pricing audits included in tax accrual	$ 77	$ 287	$ 140
Increase in tax contingency related to transfer pricing	210
Maximum amount of possible additional losses, transfer pricing	48	251	76
Other tax contingencies included in tax accrual	691	727	887
Decrease in other tax contingencies included in tax accrual	36
Maximum amount of possible additional losses, other tax contingencies	598	517	327
Accrued interest	$ 85	$ 82	$ 90